Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Current Assets
Cash & cash equivalents	$ 60,077	$ 50,426
Trade & other receivables	3,001	4,060
Prepayments	6,315	8,036
Total Current Assets	69,393	62,522
Non-Current Assets
Property, plant and equipment	1,965	826
Right-of-use assets	7,479
Financial assets at fair value through other comprehensive income	1,766	2,317
Other non-current assets	3,244	3,324
Intangible assets	581,943	583,126
Total Non-Current Assets	596,397	589,593
Total Assets	665,790	652,115
Current Liabilities
Trade and other payables	19,478	13,060
Provisions	27,152	7,264
Borrowings	27,000	14,007
Lease liabilities	3,059
Deferred consideration		10,000
Total Current Liabilities	76,689	44,331
Lease liabilities	5,762	0
Non-Current Liabilities
Deferred tax liability	4,966	11,124
Provisions	28,109	48,329
Borrowings	59,951	67,279
Deferred consideration	2,500
Total Non-Current Liabilities	101,288	126,732
Total Liabilities	177,977	171,063
Net Assets	487,813	481,052
Equity
Issued Capital	960,447	910,405
Reserves	43,514	40,638
(Accumulated losses)/retained earnings	(516,148)	(469,991)
Total Equity	$ 487,813	$ 481,052